UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        January 15, 2008
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      90
Form 13F Information Table Value Total:      $127,234

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1717    20368 SH       SOLE                                      20368
Abbott Laboratories            COM              002824100      862    15355 SH       SOLE                                      15355
Adobe Systems Inc              COM              00724F101     2727    63829 SH       SOLE                                      63829
Aflac                          COM              001055102     3037    48496 SH       SOLE                                      48496
Ametek Inc                     COM              031100100     1824    38950 SH       SOLE                                      38950
Amphenol Corp New Cl A         COM              032095101     1680    36233 SH       SOLE                                      36233
Anadarko Petroleum Corp        COM              032511107      296     4506 SH       SOLE                                       4506
Apache Corporation             COM              037411105     2958    27508 SH       SOLE                                      27508
Aptargroup Inc                 COM              038336103      627    15329 SH       SOLE                                      15329
Automatic Data Proc            COM              053015103      703    15778 SH       SOLE                                      15778
BP PLC Spons Adr               COM              055622104      292     3984 SH       SOLE                                       3984
Becton Dickinson & Co          COM              075887109     2120    25366 SH       SOLE                                      25366
C H Robinson Worldwide Inc New COM              12541W209     1458    26949 SH       SOLE                                      26949
Cameron Intl                   COM              13342B105      759    15777 SH       SOLE                                      15777
Canadian National Railway Corp COM              136375102      891    18991 SH       SOLE                                      18991
Canon Inc. Adr                 COM              138006309     1809    39475 SH       SOLE                                      39475
Caterpillar Inc                COM              149123101     2208    30429 SH       SOLE                                      30429
Church & Dwight Inc            COM              171340102      931    17222 SH       SOLE                                      17222
Cisco Systems                  COM              17275R102      439    16199 SH       SOLE                                      16199
Citrix Systems                 COM              177376100      671    17640 SH       SOLE                                      17640
Clarcor Inc                    COM              179895107     1326    34922 SH       SOLE                                      34922
Cognizant Tech                 COM              192446102      695    20485 SH       SOLE                                      20485
Danaher Corp                   COM              235851102     2547    29025 SH       SOLE                                      29025
Dentsply Intl                  COM              249030107     1384    30740 SH       SOLE                                      30740
Donaldson Company Inc          COM              257651109     1556    33557 SH       SOLE                                      33557
Dover Corp                     COM              260003108      297     6450 SH       SOLE                                       6450
Eaton Vance                    COM              278265103     1045    23023 SH       SOLE                                      23023
Ecolab                         COM              278865100     2737    53455 SH       SOLE                                      53455
Emerson Electric Co            COM              291011104     4002    70625 SH       SOLE                                      70625
Expeditors Int'l Wash          COM              302130109     2197    49167 SH       SOLE                                      49167
Exxon Mobil Corp               COM              30231G102     4094    43697 SH       SOLE                                      43697
FPL Group                      COM              302571104      420     6190 SH       SOLE                                       6190
Factset Research System        COM              303075105      867    15562 SH       SOLE                                      15562
Fastenal Co                    COM              311900104     1442    35672 SH       SOLE                                      35672
Fiserv Inc.                    COM              337738108     2599    46841 SH       SOLE                                      46841
Garmin Ltd                     COM              G37260109     1306    13459 SH       SOLE                                      13459
General Dynamics               COM              369550108     2253    25322 SH       SOLE                                      25322
General Electric Co            COM              369604103      587    15830 SH       SOLE                                      15830
Gilead Sciences Inc            COM              375558103     1235    26845 SH       SOLE                                      26845
Graco Inc                      COM              384109104      252     6756 SH       SOLE                                       6756
Grainger (WW) Inc              COM              384802104     2056    23493 SH       SOLE                                      23493
Harris Corp                    COM              413875105     1895    30233 SH       SOLE                                      30233
Idexx Labs                     COM              45168D104     2008    34249 SH       SOLE                                      34249
Illinois Tool Works            COM              452308109     3175    59310 SH       SOLE                                      59310
Infosys Tech Adr               COM              456788108      318     7017 SH       SOLE                                       7017
Jacobs Engineering Group Inc   COM              469814107     2368    24767 SH       SOLE                                      24767
Johnson & Johnson              COM              478160104     2390    35836 SH       SOLE                                      35836
Johnson Controls               COM              478366107     2451    68015 SH       SOLE                                      68015
Kimco Realty Corp              COM              49446R109      602    16543 SH       SOLE                                      16543
Lowes Cos Inc                  COM              548661107      356    15758 SH       SOLE                                      15758
McCormick & Co                 COM              579780206      876    23098 SH       SOLE                                      23098
McGraw-Hill Inc                COM              580645109      254     5793 SH       SOLE                                       5793
Mettler Toledo International   COM              592688105     1236    10863 SH       SOLE                                      10863
Microsoft Corp                 COM              594918104      462    12975 SH       SOLE                                      12975
Millipore Corp                 COM              601073109      310     4234 SH       SOLE                                       4234
O'Reilly Automotive            COM              686091109     1041    32096 SH       SOLE                                      32096
Omnicom Group                  COM              681919106     2092    44009 SH       SOLE                                      44009
Oshkosh Truck Corp             COM              688239201      425     8989 SH       SOLE                                       8989
Paychex Inc                    COM              704326107     1081    29852 SH       SOLE                                      29852
Praxair Inc                    COM              74005P104     2605    29362 SH       SOLE                                      29362
Procter & Gamble Co            COM              742718109     2780    37859 SH       SOLE                                      37859
Prologis Tr                    COM              743410102      373     5886 SH       SOLE                                       5886
Qualcomm Inc                   COM              747525103      932    23692 SH       SOLE                                      23692
Quest Diagnostics              COM              74834L100      907    17140 SH       SOLE                                      17140
Questar Corporation            COM              748356102      643    11887 SH       SOLE                                      11887
RPM Inc                        COM              749685103      744    36658 SH       SOLE                                      36658
Resmed Inc                     COM              761152107      513     9768 SH       SOLE                                       9768
Rockwell Collins               COM              774341101     1061    14736 SH       SOLE                                      14736
Roper Inds Inc New Com         COM              776696106     1379    22045 SH       SOLE                                      22045
Schlumberger Ltd               COM              806857108      275     2800 SH       SOLE                                       2800
Sigma-Aldrich Corp             COM              826552101     4380    80220 SH       SOLE                                      80220
Staples Inc                    COM              855030102     1447    62701 SH       SOLE                                      62701
Stericycle Inc                 COM              858912108     1725    29048 SH       SOLE                                      29048
Strayer Education Inc          COM              863236105     1898    11125 SH       SOLE                                      11125
Stryker Corp                   COM              863667101     4052    54229 SH       SOLE                                      54229
SunTrust Banks Inc             COM              867914103      948    15175 SH       SOLE                                      15175
Syngenta Adr                   COM              87160A100      589    11631 SH       SOLE                                      11631
T Rowe Price Assoc             COM              74144T108     1435    23571 SH       SOLE                                      23571
Techne Corporation             COM              878377100      625     9465 SH       SOLE                                       9465
Teva Pharmaceutical            COM              881624209     2179    46888 SH       SOLE                                      46888
Toro Co                        COM              891092108     1233    22654 SH       SOLE                                      22654
Trimble Navigation Ltd         COM              896239100     1116    36897 SH       SOLE                                      36897
United Technologies            COM              913017109     3674    47998 SH       SOLE                                      47998
V F Corp                       COM              918204108      937    13651 SH       SOLE                                      13651
Valspar Corp                   COM              920355104      247    10980 SH       SOLE                                      10980
WGL Holdings Inc.              COM              92924f106      245     7470 SH       SOLE                                       7470
Walgreen Co                    COM              931422109      521    13693 SH       SOLE                                      13693
Zimmer Holdings Inc            COM              98956P102      942    14242 SH       SOLE                                      14242
Dodge & Cox Stock                               256219106      353 2550.622 SH       SOLE                                   2550.622
Harbor Intl Fund                                411511306      227 3177.283 SH       SOLE                                   3177.283